Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32640
Entity Registrant Name	DHT HOLDINGS, INC.
Entity Central Index Key	0001331284
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM
Entity Address, Postal Zip Code	11
Entity Address, Country	BM
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	160,799,407
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Ernst & Young AS
Auditor Location	Oslo, Norway
Auditor Firm ID	1572
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Laila Cecilie Halvorsen
City Area Code	441
Local Phone Number	295-1422
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM
Entity Address, Postal Zip Code	11
Entity Address, Country	BM